Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Balance as of April 1		₨ 269,659	₨ 502,968
Additions		33,395
Finance cost accrued during the period (Refer note 16)		35,992	43,871
Deletions#		(9,956)	(174,505)
Payment of lease liabilities	[1]	(77,864)	(94,213)
Gain on modification of leases/rent concession (Refer note 10)			(8,485)
Effects of movements in foreign exchange rates		2	23
Balance as of March 31		₨ 251,228	₨ 269,659

[1]	During the year ended March 31, 2023, payment of lease liabilities has been adjusted with security deposit of INR Nil (March 31, 2022: